OPERATING LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2021 CNY (¥)
OPERATING LEASES
2022	¥ 8,500,521
2023	6,880,528
2024	5,130,512
2025	2,197,223
2026	555,785
Total undiscounted lease payment	23,264,569
less: Imputed interest	(1,653,523)
Present value of lease liabilities	¥ 21,611,046